Significant related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Directorships

Name of entity	Type	Keith Liddell
Lifezone Metals Limited	Parent	●
Kabanga Holdings Limited	Subsidiary	●
Romanex International Limited	Subsidiary	●
Tembo Nickel Mining Company Limited	Subsidiary	●
Tembo Nickel Refining Company Limited	Subsidiary	●
Tembo Nickel Corp. Limited	Subsidiary	●

Schedule of Remuneration of key Management Personnel

	2025	2024	2023
	$	$	$
Salary, wages and consultancy fees [1]	4,048,372	4,187,722	3,651,073
Bonuses [1]	343,831	305,473	512,524
Post-employment benefits (pension)	118,659	116,150	125,591
Total remuneration	4,510,862	4,609,345	4,289,188
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.

Schedule of Share Based Earnouts to Key Management Personnel

	2025	2024	2023
	$	$	$
Share-based expense - Lifezone Holdings shareholder earnout	-	-	110,611,407
Share-based payment - share options[1]	2,259,975	-	-
Share-based payment - restricted stock units [2]	2,244,000	5,152,163	-
Total	4,503,975	5,152,163	110,611,407
[1] Amounts represent total fair value of stock option granted to key management personnel. Of this total fair value $1,139,522 (2024: $nil) was charged to the consolidated statement of comprehensive loss during the year ended December 31, 2025.
[2] For the year ended December 31, 2025, the amount represents the excess of the fair value of replacement RSUs granted over the fair value of RSUs cancelled. Please refer to Note 25 for further information. For the year ended December 31, 2024 amount includes the fair value of vested RSUs. The fair value of unvested RSUs granted to key management personnel during the year ended December 31, 2024 was $7.04 million.

Schedule of Employment of and Existing Consulting Agreements

Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Natasha Liddell	Chief Sustainability Officer (resigned February 16, 2024)
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)

Schedule of Consultancy Fees and Bonuses

Consultant fees and bonuses
Engagement Party	Related Person	2025	2024	Commenced	Ended
Atlas Sustainability	Natasha Liddell	-	59,775	April 29, 2024	September 27, 2024
Airvolution Co. Limited	Dr Michael Adams	553,316	600,671	July 1, 2022	-
LZ Advisory LLC	Christopher Showalter	-	231,532	March 15, 2022	April 30, 2024
Keith Liddell	Keith Liddell	642,526	739,898	July 7, 2023	-
Integrated Finance WA PTY Ltd	Charles Liddell	-	3,465	March 23, 2022	December 31, 2023
NewVision Metals PTE. Limited	Gerick Mouton	497,860	479,717	June 2, 2022	-
EJMY Consulting	Evan Young	-	192,829	October 10, 2023	November 3, 2024
		1,693,702	2,307,887
Share based payments
Engagement Party	Related Person	2025	2024	Commenced	Ended
Dr Michael Adams	Dr Michael Adams	780,393	768,000	July 1, 2022	-
Gerick Mouton	Gerick Mouton	741,493	768,000	June 2, 2022	-
Evan Young	Evan Young	-	32,160	October 10, 2023	November 3, 2024
		1,521,886	1,568,160
Total		3,215,588	3,876,047

Family members of key management personnel who are employed by Lifezone:

	December 31 2025	December 31 2024
	$	$
Wages and Bonuses
Natasha Liddell [1]	-	87,709
Simon Liddell	317,707	313,561
Jonathan Adams	166,687	133,721
Total	484,394	534,991

Fair value of stock options and RSUs granted
Natasha Liddell [1]	-	768,000
Jonathan Adams	13,337	-
Simon Liddell	86,916	511,840
Total	100,253	1,279,840
[1] Resigned on February 16, 2024.
Related party revenue
Lifezone had sales to related parties as follows:

	2025	2024	2023
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	684,407
Total	-	-	814,087

Schedule of Related Parties

	December 31 2025	December 31 2024
	$	$
Wages and Bonuses
Natasha Liddell [1]	-	87,709
Simon Liddell	317,707	313,561
Jonathan Adams	166,687	133,721
Total	484,394	534,991

Fair value of stock options and RSUs granted
Natasha Liddell [1]	-	768,000
Jonathan Adams	13,337	-
Simon Liddell	86,916	511,840
Total	100,253	1,279,840

Schedule of Sales to Related Parties	Lifezone had sales to related parties as follows:

	2025	2024	2023
	$	$	$
Transactions with joint ventures
Kellplant Proprietary Ltd	-	-	129,680
Kelltechnology SA Proprietary Ltd	-	-	684,407
Total	-	-	814,087

Schedule of Receivables Due from Related Parties	Lifezone had receivables due from related parties as at:

	December 31 2025	December 31 2024
	$	$
BHP Biliton (UK) DDS Limited	-	23,133
Shareholder loan	-	75,000
Total	-	98,133

	December 31 2025	December 31 2024
	$	$
Related party payables	88,742	125,329
Total	88,742	125,329